JEFFERSON NATIONAL LIFE INSURANCE COMPANY

10350 Ormsby Park Place

LOUISVILLE, KENTUCKY 40223

(866) 667-0561

CERTIFICATION PURSUANT TO RULE 497(j)

UNDER THE SECURITIES ACT OF 1933, AS AMENDED

FILE NOS. 333-124048; 811-07501

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 16 to the Registration Statement for Jefferson National Life Annuity Account G (File No. 333-124048) electronically filed on April 25, 2016 the most recent amendment to the Registration Statement.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
BY: JEFFERSON NATIONAL LIFE INSURANCE COMPANY

By:	/s/ Craig A. Hawley
Craig A. Hawley,
General Counsel & Secretary

Dated:  April 29, 2016